Performance Management	Jan. 31, 2026
Allspring Government Money Market Funds - Class A | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.23% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.79%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A	11/8/1999	3.81%	2.85%	1.77%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Class A | Government Money Market Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.79%
Bar Chart, Year to Date Return	0.79%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.23% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.79%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A	7/28/2003	3.77%	2.84%	1.76%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.79%
Bar Chart, Year to Date Return	0.79%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.29% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.85%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Administrator Class	7/31/2003	4.04%	3.04%	1.95%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund | Admin
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.85%
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.29% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.85%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Administrator Class	3/31/2008	4.02%	3.03%	1.94%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund | Admin
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.85%
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.85%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Administrator Class	6/30/2010	4.06%	3.03%	1.95%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund | Admin
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.85%
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.32% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Institutional Class	7/28/2003	4.18%	3.14%	2.07%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund | Institutional
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88%
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.32% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Institutional Class	8/11/1995	4.16%	3.13%	2.06%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund | Institutional
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88%
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.33% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.87%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Institutional Class	10/31/2014	4.16%	3.11%	2.04%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund | Institutional
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.87%
Bar Chart, Year to Date Return	0.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Select Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.34% Lowest Quarter: September 30, 2021 0.01% Year-to-date total return as of March 31, 2026 is +0.89%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Select Class	6/30/2015	4.24%	3.19%	2.12%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Select Class | Government Money Market Fund | Select
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Select Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.89%
Bar Chart, Year to Date Return	0.89%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: September 30, 2021
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Sep. 30, 2021
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.34% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.90%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[1]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Select Class	3/15/2019	4.22%	3.18%	2.09%
[1]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund | Select
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Select Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.90%
Bar Chart, Year to Date Return	0.90%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Government Money Market Funds - Service Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.25% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.81%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Service Class	11/16/1987	3.87%	2.91%	1.83%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Service Class | Government Money Market Fund | Service
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Service Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.81%
Bar Chart, Year to Date Return	0.81%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.26% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.82%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Service Class	10/1/1985	3.90%	2.94%	1.86%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund | Service
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Service Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.82%
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.25% Lowest Quarter: September 30, 2016 0.00% Year-to-date total return as of March 31, 2026 is +0.80%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Service Class	12/3/1990	3.85%	2.88%	1.81%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund | Service
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Service Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.80%
Bar Chart, Year to Date Return	0.80%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: September 30, 2016
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2016
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.25% Lowest Quarter: March 31, 2016 -0.16% Year-to-date total return as of March 31, 2026 is +0.81%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[2]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Sweep Class	7/31/2020	3.87%	2.91%	1.65%
[2]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund | Sweep
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Sweep Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.81%
Bar Chart, Year to Date Return	0.81%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2016
Lowest Quarterly Return	(0.16%)
Lowest Quarterly Return, Date	Mar. 31, 2016
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: March 31, 2024 +1.31% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.89%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[3]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Tribal Inclusion Class	11/3/2023	4.22%	3.15%	2.07%
[3]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund | Tribal Inclusion
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Tribal Inclusion Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.89%
Bar Chart, Year to Date Return	0.89%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: March 31, 2024
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[4]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Roberts & Ryan Class	10/20/2023	4.18%	3.13%	2.06%
[4]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88%
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: September 30, 2023
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.88%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[5]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Roberts & Ryan Class	10/20/2023	4.16%	3.13%	2.05%
[5]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.88%
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: September 30, 2023
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: September 30, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.87%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[6]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Roberts & Ryan Class	10/20/2023	4.16%	3.10%	2.03%
[6]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Roberts & Ryan Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.87%
Bar Chart, Year to Date Return	0.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: September 30, 2023
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.28% Lowest Quarter: March 31, 2022 0.00% Year-to-date total return as of March 31, 2026 is +0.83%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A	7/1/1992	3.98%	3.00%	1.92%
Class C	6/30/2010	2.15%	2.43%	1.56%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.83%
Bar Chart, Year to Date Return	0.83%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +0.88% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.50%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Administrator Class	4/8/2005	2.66%	2.03%	1.40%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund | Admin
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Administrator Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.50%
Bar Chart, Year to Date Return	0.50%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	0.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Retail Money Market Funds - Premier Class | Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.39% Lowest Quarter: March 31, 2016 0.00% Year-to-date total return as of March 31, 2026 is +0.92%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/20251	[7]
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Premier Class	3/31/2016	4.35%	3.33%	2.28%
[7]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Premier Class | Money Market Fund | Premier Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Premier Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.92%
Bar Chart, Year to Date Return	0.92%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2016
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +0.90% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.52%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Premier Class	11/8/1999	2.72%	2.10%	1.47%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund | Premier Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Premier Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.52%
Bar Chart, Year to Date Return	0.52%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	0.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Retail Money Market Funds - Service Class | Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.30% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.85%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Service Class	6/30/2010	4.06%	3.06%	2.00%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Service Class | Money Market Fund | Service
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Service Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.85%
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +0.86% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of March 31, 2026 is +0.47%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Service Class	8/3/1993	2.52%	1.96%	1.30%

Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund | Service
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Service Class as of 12/31 each year
Year to Date Return, Label [Optional Text]	Year-to-date total return as of March 31, 2026 is +0.47%
Bar Chart, Year to Date Return	0.47%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	0.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021

[1]
1.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

[2]
1.	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares.

[3]
1.	Historical performance shown for the Tribal Inclusion Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for the Tribal Inclusion Class would be higher.

[4]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.

[5]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.

[6]
1.	Historical performance shown for the Roberts & Ryan Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Roberts & Ryan Class annual returns would be because the Institutional Class and Roberts & Ryan Class shares have the same expenses and are invested in the same portfolio.

[7]
1.	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.